Restructuring charges and asset impairments	12 Months Ended
Mar. 31, 2011
Restructuring charges and asset impairments [Abstract]
Restructuring charges and asset impairments

19.	Restructuring charges and asset impairments

As part of its effort to improve the performance of the various businesses, Sony has undertaken a number of restructuring initiatives. Sony defines restructuring initiatives as activities initiated by Sony, such as exiting a business or product category or implementing a headcount reduction program, which are designed to generate a positive impact on future profitability. For the fiscal years ended March 31, 2009, 2010 and 2011, Sony recorded total restructuring charges of 75,390 million yen, 116,472 million yen and 62,318 million yen, respectively.

Sony anticipates recording approximately 25 billion yen of restructuring charges for the fiscal year ending March 31, 2012.

The changes in the accrued restructuring charges for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Employee	Non-cash
	termination	write-downs and	Other associated
	benefits	disposals*	costs	Total

Balance at March 31, 2008	10,893	—	5,669	16,562
SME acquisition	8,980	—	2,637	11,617
Restructuring costs	56,385	10,182	8,823	75,390
Non-cash charges	—	(10,182)	—	(10,182)
Cash payments	(21,900)	—	(5,160)	(27,060)
Adjustments	(545)	—	(508)	(1,053)

Balance at March 31, 2009	53,813	—	11,461	65,274
Restructuring costs	65,133	31,928	19,411	116,472
Non-cash charges	—	(31,928)	—	(31,928)
Cash payments	(88,803)	—	(21,754)	(110,557)
Adjustments	(2,925)	—	(156)	(3,081)

Balance at March 31, 2010	27,218	—	8,962	36,180
Restructuring costs	38,264	8,294	15,760	62,318
Non-cash charges	—	(8,294)	—	(8,294)
Cash payments	(47,521)	—	(19,086)	(66,607)
Adjustments	(2,376)	—	(662)	(3,038)

Balance at March 31, 2011	15,585	—	4,974	20,559

*	Significant asset impairments excluded from restructuring charges are described below.

At March 31, 2011, the accrual for other associated costs in the table above primarily relates to restructuring efforts in the Consumer, Professional & Devices segment.

The total amount of costs incurred in connection with these restructuring programs by segment for the fiscal years ended March 31, 2009, 2010 and 2011 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2009	2010	2011

Consumer, Professional & Devices	53,732	68,640	38,018
Networked Products & Services	3,062	3,682	7,021
Pictures	4,908	5,605	2,722
Music	6,337	5,225	2,662
Financial Services	789	5,078	5,010
All Other and Corporate	6,562	28,242	6,885

Total net charges	75,390	116,472	62,318

In addition to the restructuring charges in the tables above, Sony recorded in cost of sales 7,851 million yen and 4,751 million yen of non-cash charges related to depreciation associated with restructured assets for the fiscal years ended March 31, 2010 and 2011, respectively. Depreciation associated with restructured assets as used in the context of the disclosures regarding restructuring activity refers to the increase in depreciation expense caused by shortening the useful life or updating the salvage value of depreciable fixed assets to coincide with the end of production under an approved restructuring plan. Any impairment of the asset is recognized immediately in the period.

Consumer, Professional & Devices segment

In an effort to improve the performance of the Consumer, Professional & Devices segment, Sony has undergone a number of restructuring efforts to reduce its operating costs. These efforts included headcount reduction programs, initiatives to advance rationalization of manufacturing operations, shifting and aggregating manufacturing to low-cost areas, and utilizing the services of third-party original equipment and design manufacturers (OEMs and ODMs). The restructuring charges of the Consumer, Professional & Devices segment in the tables above include non-cash inventory and long-lived asset write downs and disposals which represent a substantial majority of Sony’s total such charges. Significant restructuring activities are as follows:

Retirement programs -

In an effort to improve the performance of the Consumer, Professional & Devices segment, Sony has undergone several headcount reduction programs to further reduce operating costs. Through measures including the realignment of its manufacturing sites, a review of its development and design structure, and the streamlining of its sales and administrative functions, Sony has implemented and will continue a company-wide (including headquarters) rationalization. Sony intends to reallocate and optimize its workforce through programs including work reassignments and outplacements. As a result of these measures, Sony recorded in the Consumer, Professional & Devices segment restructuring charges related mainly to employee termination benefits totaling 42,018 million yen, 39,821 million yen and 25,345 million yen for the fiscal years ended March 31, 2009, 2010 and 2011, respectively, in selling, general and administrative expenses in the consolidated statements of income. These staff reductions were achieved worldwide mostly through the implementation of early retirement programs. Sony will continue to implement programs to reduce headcount by streamlining business operations, including closure and consolidation of manufacturing sites, and the consolidation of headquarters and administrative functions.

Realignment of manufacturing operations in Japan -

During the fiscal year ended March 31, 2010, Sony implemented extensive measures to better compete in terms of speed to market and profitability, including the reevaluation of both its domestic and overseas manufacturing operations. As part of this process, manufacturing operations in Japan for certain product categories were consolidated in order to increase the efficiency of these manufacturing operations.

As a result of this realignment of manufacturing operations in Japan, restructuring charges for the closure of production facilities totaling 13,219 million yen consisted mainly of personnel related costs and the disposal or impairment of assets. Of the total restructuring charges, 8,859 million yen for employee termination benefits was recorded in selling, general and administrative expenses and 3,716 million yen for the disposal or impairment of assets was recorded in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income. In addition to the restructuring charges, 5,622 million yen of non-cash charges related to depreciation associated with restructured assets were recorded in cost of sales in the consolidated statements of income as a result of this realignment of manufacturing operations in Japan. At March 31, 2011, there was no material remaining liability.

Sales and transfers of manufacturing operations outside of Japan -

During the fiscal year ended March 31, 2011, Sony sold and transferred certain manufacturing operations outside of Japan to third parties to reduce operating costs. The resulting restructuring charges included expenses of 11,583 million yen related to the transfer of a factory in Barcelona and the impairment of related assets. At March 31, 2011, there was no material remaining liability.

Cash flows from the sales and transfers of manufacturing operations are included in sales of businesses in the consolidated statements of cash flows.

Asset-impairment of TFT LCD related fixed assets -

In an effort to increase efficiency and strengthen operations in the small- and medium-sized TFT LCD business by consolidating manufacturing operations, Sony recorded 7,832 million yen for the impairment of TFT LCD related fixed assets for the fiscal year ended March 31, 2010. These charges were recorded in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income.

Asset-impairment of OLED related equipment -

During the fiscal year ended March 31, 2010, Sony recorded 5,265 million yen for the impairment of OLED related equipment, which was rendered obsolete due to the utilization of an alternative technology in the manufacture of OLED products. These charges were recorded in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income.

Networked Products & Services segment

In an effort to improve the performance of the Networked Products & Services segment, Sony has undergone a number of restructuring efforts to reduce operating costs.

The resulting restructuring charges for these segments, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

Pictures segment

In an effort to improve the performance of the Pictures segment, Sony has undergone a number of restructuring efforts to reduce operating costs and rationalize certain operations.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

At March 31, 2011, the remaining liability balance was 2,562 million yen, the majority of which will be paid or settled over the next year.

Music segment

In an effort to improve the performance of the Music segment due to the continued contraction of the physical music market, Sony has undergone a number of restructuring efforts to reduce operating costs.

The resulting restructuring charges, included in the table above, were related mainly to employee termination benefits and included in selling, general and administrative expenses in the consolidated statements of income.

At March 31, 2011, the remaining liability balance was 4,641 million yen, the majority of which will be paid or settled over the next year.

Restructuring liabilities related to the SONY BMG acquisition -

As a result of the acquisition of Sony Music Entertainment (“SME”), Sony reflected in the consolidated balance sheets 8,884 million yen of restructuring liabilities which related to restructuring activities undertaken by SME prior to Sony’s acquisition of Bertelsmann AG’s 50% ownership interest, but which had not yet been paid or settled by SME. The restructuring liability relates to activities previously accrued by SONY BMG but which were unpaid as of the acquisition date representing severance costs of 6,517 million yen and lease, other contract termination and other exit costs of 2,367 million yen. In connection with the acquisition, Sony also recorded additional restructuring accruals of 2,733 million yen, primarily related to Sony’s plans to consolidate certain SME operations with those of other Sony entities. These restructuring accruals included severance benefits of 2,463 million yen and lease, other contract termination and other exit costs of 270 million yen. During the fiscal year ended March 31, 2010, SME determined that certain of the restructuring activities identified at the time of the acquisition would not be implemented. As a result, 1,557 million yen of this restructuring liability, primarily for severance benefits, was reversed and recorded as a reduction to the goodwill that was recorded in connection with the acquisition of SME.

Financial Services segment

In an effort to improve the performance of the Financial Services segment, Sony has undergone restructuring efforts to reduce operating costs.

During the fiscal year ended March 31, 2010, Sony recorded restructuring charges of 3,718 million yen in financial service expenses and 1,360 million yen in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income. These restructuring charges were related mainly to the realignment of credit financing operations and the disposal or impairment of assets. During the fiscal year ended March 31, 2011, Sony recorded restructuring charges of 3,371 million yen in financial service expenses and 1,639 million yen in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income. These restructuring charges related mainly to the partial sale of a leasing and credit card business.

At March 31, 2011, the remaining liability balance was 1,745 million yen, the majority of which will be paid or settled over the next year.

Cash flows from the partial sale of a leasing and credit card business are included in sales of businesses in the consolidated statements of cash flows.

All Other and Corporate

Realignment of manufacturing operations in Japan -

During the fiscal year ended March 31, 2010, Sony implemented extensive measures to better compete in terms of speed to market and profitability, including the reevaluation of both its domestic and overseas manufacturing operations. As part of this process, mobile phone customer service and manufacturing operations in Japan were consolidated in order to establish an integrated operational structure from manufacturing through to customer service.

As a result of this realignment, restructuring charges for the closure of production facilities totaling 6,041 million yen were recorded, which consisted mainly of personnel related costs and the disposal or impairment of assets. Of the total restructuring charges, 4,900 million yen for employee termination benefits was recorded in selling, general and administrative expenses, and 862 million yen for the disposal or impairment of assets was recorded in (gain) loss on sale, disposal or impairment of assets and other, net in the consolidated statements of income. In addition to the restructuring charges, 553 million yen of non-cash charges related to depreciation associated with restructured assets were recorded in cost of sales in the consolidated statements of income. At March 31, 2011, there was no material remaining liability.

Withdrawal from property lease contract -

During the fiscal year ended March 31, 2010, Sony withdrew from the property management operation of an entertainment complex in Japan and terminated the property lease contract. Sony recorded 6,495 million yen of termination payments in cost of sales in the consolidated statements of income. At March 31, 2011, there was no remaining liability.

Corporate restructuring charges related to headquarters -

During the fiscal year ended March 31, 2010, Sony underwent headquarters restructuring activities. As a result, 5,897 million yen for employee termination benefits were recorded in selling, general and administrative expenses in the consolidated statements of income for the fiscal year ended March 31, 2010. At March 31, 2011, there was no remaining liability.

Other asset impairment information

Sony recorded a 27,100 million yen impairment loss, included within the Consumer, Professional & Devices segment, related to the LCD TV assets group in the fiscal year ended March 31, 2010. The impairment loss primarily reflects a decrease in the estimated fair value of property, plant and equipment and certain intangible assets. During the fourth quarter of the fiscal year ended March 31, 2010, management updated its strategic plans, which resulted in decreases in the assets’ estimated service periods and corresponding estimated future cash flows leading to the impairment loss. Sony excluded this loss on impairment from restructuring charges as it was not directly related to Sony’s ongoing restructuring initiatives.